Cost of Sale (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Cost of Sale [Line Items]
Cost of sale	$ 18,239,682	RM 74,372,301	RM 49,602,598
Cost of sales liquidated
Related Party [Member]
Cost of Sale [Line Items]
Cost of sale	$ 7,519,056	RM 29,961,865	RM 12,804,754